Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Revenue Recognition
Sonder generates revenues primarily by providing short-term or month-to-month accommodations to its guests. Sonder’s revenue is generated from stays booked through Sonder.com or the Sonder app, which it refers to as direct revenue, or from stays booked through third party online travel agencies, which it refers to as indirect revenue.
Sonder’s minimum future receivables were not material as of December 31, 2021 due to the cancellation rights held by guests prior to check-in.
The following table sets forth Sonder’s total revenue for the periods shown disaggregated by channel (in thousands):

	Year Ended December 31,
	2021	2020
Direct revenue	$120,219	$59,340
Indirect revenue	112,725	56,338
Total revenue	$232,944	$115,678
Revenue by geographic area is attributed based on the location where the guest stays and is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Revenue:
Americas
United States	$167,462	$85,891
Other Americas	10,830	5,520
Total Americas	178,292	91,411
Europe, Middle East, and Africa (EMEA)
Great Britain	16,910	8,607
United Arab Emirates	26,977	10,328
Other EMEA	10,765	5,332
Total EMEA	54,652	24,267
Total revenue	$232,944	$115,678
______________
(1)   As of December 31, 2021, Other Americas is comprised of Canada and Mexico.
No guest represented over 10% of revenues for the years ended December 31, 2021 and 2020.
Sonder had two online travel agencies that represented 25% and 13%, respectively, of Sonder’s revenue for the year ended December 31, 2021, and one online travel agency that represented 31% of Sonder’s revenue for the year ended December 31, 2020.
One online travel agency represented over 10% of the net accounts receivable balance as of December 31, 2021 and no online travel agency represented over 10% of the net accounts receivable balance as of December 31, 2020.
The following table summarizes Sonder’s beginning allowance for doubtful accounts balance for each period, additions, write-offs net of recoveries, and the balance at the end of each period shown (in thousands):

	Year Ended December 31,
	2021	2020
Beginning balance	$2,570	$2,503
Additions	4,719	2,577
Write-offs, net of recoveries	(3,162)	(2,510)
Ending balance	$4,127	$2,570